N-4	Oct. 28, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NML VARIABLE ANNUITY ACCT C OF NORTHWESTERN MUT LIFE INS CO
Entity Central Index Key	0000790163
Entity Investment Company Type	N-4
Document Period End Date	Oct. 28, 2024
Amendment Flag	false
Individual Flexible Payment Variable Annuity Network Edition
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Sub-Adviser Change for Mid Cap Growth Stock PortfolioEffective October 28, 2024, J.P. Morgan Investment Management, Inc. has replaced Wellington Management Company LLP as the sub-adviser for the Mid Cap Growth Stock Portfolio. Please note that with respect to this change, some systems and forms may temporarily reference the previous sub-adviser for this Portfolio.In light of these changes, in APPENDIX A—Portfolios Available under Your Contract, the following rows in the table are amended to contain the following information.
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 Year
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	14.96%	10.00%	7.05%
This Supplement is dated October 28, 2024.
Portfolio Companies [Table Text Block]
Investment Objective	Portfolio	Adviser/ Sub-adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 Year
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	14.96%	10.00%	7.05%

Portfolio Company Objective [Text Block]	Investment Objective
Portfolio Company Name [Text Block]	Portfolio
Individual Flexible Payment Variable Annuity Network Edition | MidCapGrowthStockPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Mid Cap Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	10.00%
Average Annual Total Returns, 10 Years [Percent]	7.05%